Taxation - Schedule of Current and Deferred Portions of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expenses	¥ 94,787		¥ 371,354	¥ 65,106
Deferred income tax benefit (expense)	56,419		(96,643)	(16,839)
Total	¥ 151,206	$ 21,992	¥ 274,711	¥ 48,267